Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

U.S.A.

February 16, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Northwestern Mutual Series Fund, Inc.

Registration No.’s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

We are hereby submitting Post-Effective Amendment No. 81 to the Registration Statement for Northwestern Mutual Series Fund, Inc. (the “Registrant”) on Form N-1A under Rule 485(a)(1) of the Securities Act of 1933, as amended. This filing is also submitted as Amendment No. 82 to Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). The Registrant is a series fund made up of 27 separate Portfolios (each a “Portfolio” and collectively, the “Portfolios”).

The Amendment is being filed primarily in connection with the appointment of investment sub-advisers on three of the Portfolios: the Index 400 Portfolio, the Index 500 Portfolio and the Index 600 Portfolio (each an “Index Portfolio” and collectively, the “Index Portfolios”). The Amendment also contains other disclosure modifications, including portfolio manager changes and other routine updates. The Amendment serves as the Registrant’s annual Registration Statement update filing.

Request for Selective Review

The Registrant respectfully requests selective review of this filing in accordance with ADI 2018-06 - Requests for Selective Review, IM Guidance Update 2016-16 and the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

Except as indicated below, the disclosure in this filing is substantially similar to disclosure previously reviewed by the staff of the SEC in Post-Effective Amendment No. 77 to the Registrant’s registration statement on Form N-1A filed on February 14, 2020 (SEC Accession Number 0001193125-20-038099). Registrant has summarized the material changes from the previous filing that are contained in this Amendment, and identified any matters warranting particular attention, in the outline of the areas for which it requests selective review as set forth below.

Prospectus

The Registrant requests selective review of the sections of the Prospectus listed below.

1)

With respect to the Index Portfolios, the Amendment has been updated to reflect the appointment of sub-advisers to each Index Portfolio, plus minor changes to cash management disclosure within the principal investment strategies sections, risk disclosure updates, portfolio manager changes, and other routine updates associated with the appointment of sub-advisers. Accompanying Form N-1A Item 9 disclosure updates have also been made.

2)	Updated cover page disclosure with respect to electronic delivery of shareholder reports.

3)	With respect to the Growth Stock Portfolio, the Amendment has been updated to reflect new Form N-1A, Item 4 and Item 9 risk disclosure for dividend-paying stocks.

4)	With respect to each Portfolio, the Amendment has been updated to reflect revised Form N-1A, Item 4 and Item 9 market risk disclosure reflecting updated developments regarding COVID-19.

5)

With respect to certain of the Portfolios, the Amendment has been updated to reflect added, on certain of the Portfolios, or deleted on other Portfolios, Form N-1A, Item 4 Sector Focus Risk disclosure. In connection therewith, new Consumer Discretionary Sector Risk disclosure has been added to Form N-1A, Item 9.

6)

With respect to the International Growth, Research International, International Equity and Emerging Markets Equity Portfolios, the Amendment has been updated to reflect a change in the Form N-1A, Item 4 broad-based benchmark from the benchmark version that is calculated on a gross basis to the version of the benchmark that is calculated on a net basis.

7)

With respect to the Multi-Sector Bond, Short-Term Bond, and Long-Term U.S. Government Bond Portfolios, the Amendment has been updated to reflect new Form N-1A, Item 4 disclosure with respect to LIBOR transition risk for these Portfolios, and amended Form N-1A, Item 9 risk disclosure updating developments generally with respect to LIBOR transition risk.

8)	With respect to the High Yield Bond Portfolio, the Amendment has been updated to reflect non-material changes to the Form N-1A, Item 4 investment strategy disclosure.

9)

With respect to the Balanced and Asset Allocation Portfolios, the Amendment has been updated to reflect non-material changes to the Form N-1A, Item 4 investment strategy disclosure and accompanying updated Form N-1A Item 9 disclosure.

10)	Disclosure updates have been made to the Form N-1A, Item 9 disclosure with respect to COVID-19, Federal Reserve actions, BREXIT and investing in certain China securities.

11)	Disclosure updates have been made to the Form N-1A, Item 11 disclosure with respect to pricing of underlying investments in exchange-traded funds.

SAI

The Registrant requests selective review of the section of the SAI listed below.

1)	Updated disclosure with respect to certain rules and regulations of the Commodity Futures Trading Commission.

As noted above, the Amendment contains additional disclosure changes, which are either non-material changes or routine updates, that are not included as part of our selective review request. Please note that we intend to (i) update the expense tables and footnotes thereto, as appropriate, (ii) add the financial highlights included as part of the Prospectus, and (iii) incorporate by reference the Registrant’s audited financial statements, each for the period ended December 31, 2020, in connection with a subsequent filing made in accordance with the provisions of Rule 485(b). We also intend to include any updates to applicable fee waiver and expense limitation agreements as part of the subsequent Rule 485(b) filing.

We are happy to provide to the assigned examiner an electronic or hard copy of the Prospectus and SAI, which have been marked to show changes from the Registrant’s currently effective Registration Statement. Please call the undersigned at (414) 665-6437 with any questions or comments about this filing.

Regards,

/s/ David B. Kennedy

David B. Kennedy
Assistant General Counsel
Northwestern Mutual